Segment information	6 Months Ended
Jun. 30, 2022
Segment Information [Abstract]
Segment Information
13. Segment information
The Group operates in one segment, which is the research and development of innovative women’s reproductive, health and pregnancy therapeutics. The marketing and commercialization of such therapeutics depend, in large part, on the success of the development phase. The Chief Executive Officer of the Company reviews the consolidated statements of operations of the Group on an aggregated basis and manages the operations of the Group as a single operating segment. The Group currently generates no revenue from the sales of therapeutics products, and the Group’s activities are not affected by any significant seasonal effect.

The geographical analysis of
non-current
assets is as follows:

(in USD ‘000)	June 30, 2022	December 31, 2021
Switzerland	5,414	25,385
USA	93	89

Total non-current assets	5,507	25,474

The geographical analysis of operating expenses is as follows:

(in USD ’000)	Three-month period ended June 30,		Six-month period ended June 30,
	2022	2021	2022	2021
Switzerland	33,337	16,730	45,953	34,885
USA	685	1,643	910	3,195

Total operating expenses	34,022	18,373	46,863	38,080